NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 8:-      NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,
	2013	2012
	Unaudited

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$7,001	$7,815
Weighted average ordinary shares outstanding:
Denominator for basic net earnings per share	36,691,325	36,457,707
Effect of dilutive securities	473,675	705,529

Denominator for diluted net earnings per share	37,165,000	37,163,236

Basic and diluted earnings per share	$0.19	$0.21